Amount Due to Noncontrolling Interest Investor (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Amount Due To Noncontrolling Interest Investor [Abstract]
Principal Payable	$ 2,623,137	$ 3,557,933
Interest payable	2,249,977	1,656,042
Total	$ 4,873,114	$ 5,213,975
Interest rate, monthly	1.50%